N-2 - USD ($)							3 Months Ended	6 Months Ended
		Jul. 23, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001794776
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Entity Registrant Name		Palmer Square Capital BDC Inc.
Entity Address, Address Line One		1900 Shawnee Mission Parkway
Entity Address, Address Line Two		Suite 315
Entity Address, City or Town		Mission Woods
Entity Address, State or Province		KS
Entity Address, Postal Zip Code		66205
City Area Code		(816)
Local Phone Number		994-3200
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	%(1)
Offering expenses	—	%(2)
Dividend reinvestment plan expenses	—	%(3)
Total stockholder transaction expenses	—%

Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]
Estimated annual expenses (as a percentage of net assets attributable to common stock):
Base management fee	1.75	%(4)
Incentive fees payable under the Investment Advisory Agreement (12.5% of net investment income)	1.39	%(5)
Interest payments on borrowed funds	9.49	%(6)
Other expenses	0.72	%(7)
Total annual expenses (estimated)	13.35%

Management Fees [Percent]	[3]	1.75%
Interest Expenses on Borrowings [Percent]	[4]	9.49%
Dividend and Interest Expenses on Short Sales [Percent]	[5]
Incentive Fees [Percent]	[6]	1.39%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.72%
Total Annual Expenses [Percent]		13.35%
Expense Example, Year 01		$ 120
Expense Example, Years 1 to 3		334
Expense Example, Years 1 to 5		520
Expense Example, Years 1 to 10		$ 883
Management Fee not based on Net Assets, Note [Text Block]		Our base management fee is calculated on an annual rate of 1.75% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters.
Acquired Fund Fees Estimated, Note [Text Block]

The following table is intended to assist you in understanding the fees and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, our stockholders will indirectly bear such fees or expenses as our investors.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in Millions)	Asset Coverage per Unit(2)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
Bank of America Credit Facility
March 31, 2024 (unaudited)	662.0	1,699.7	—	—
December 31, 2023	504.0	1,721.5	—	—
December 31, 2022	514.5	1,566.8	—	—
December 31, 2021	552.0	1,694.5	—	—
December 31, 2020	395.0	1,640.9
Wells Fargo Credit Facility
March 31, 2024 (unaudited)	136.3	1,699.7	—	—
December 31, 2023	136.3	1,721.5	—	—
December 31, 2022	126.8	1,566.8	—	—
December 31, 2021	100.0	1,694.5	—	—
December 31, 2020	0.0	1,640.9

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)      Not applicable because such senior securities are not registered for public trading.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following table as of the end of the fiscal quarter ended March 31, 2024 (unaudited) and the end of the fiscal year ended December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020. The report of our independent registered public accounting firm, PricewaterhouseCoopers LLP, on the audited consolidated financial statements for the year ended December 31, 2023, which include the December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020 figures within the senior securities table is included in our most recent Annual Report on Form 10-K and is incorporated by reference herein.[1]

Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in Millions)	Asset Coverage per Unit(2)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
Bank of America Credit Facility
March 31, 2024 (unaudited)	662.0	1,699.7	—	—
December 31, 2023	504.0	1,721.5	—	—
December 31, 2022	514.5	1,566.8	—	—
December 31, 2021	552.0	1,694.5	—	—
December 31, 2020	395.0	1,640.9
Wells Fargo Credit Facility
March 31, 2024 (unaudited)	136.3	1,699.7	—	—
December 31, 2023	136.3	1,721.5	—	—
December 31, 2022	126.8	1,566.8	—	—
December 31, 2021	100.0	1,694.5	—	—
December 31, 2020	0.0	1,640.9

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)      Not applicable because such senior securities are not registered for public trading.

Senior Securities Highlights Audited, Note [Text Block]	[8]	Information about our senior securities is shown in the following table as of the end of the fiscal quarter ended March 31, 2024 (unaudited) and the end of the fiscal year ended December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020. The report of our independent registered public accounting firm, PricewaterhouseCoopers LLP, on the audited consolidated financial statements for the year ended December 31, 2023, which include the December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020 figures within the senior securities table is included in our most recent Annual Report on Form 10-K and is incorporated by reference herein.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Palmer Square Capital BDC

We are a financial services company that primarily lends to and invests in corporate debt securities of companies, including small to large private U.S. companies. Our investment objective is to maximize total return, comprised of current income and capital appreciation. Our current investment focus is guided by two strategies that facilitate our investment opportunities and core competencies: (1) investing in corporate debt securities and, to a lesser extent, (2) investing in collateralized loan obligation structured credit funds, or “CLOs”, that typically own corporate debt securities, including the equity and junior debt tranches of CLOs. We may also receive warrants or other rights to acquire equity or similar securities or otherwise purchase such securities in connection with making a debt investment in a company.

We were organized as a Maryland corporation on August 26, 2019 and are structured as an externally managed, non-diversified closed-end management investment company. We have elected to be regulated as a BDC under the 1940 Act. Beginning with our taxable year ended December 31, 2020, we have elected to be treated as a regulated investment company, or a “RIC”, under Subchapter M of the Internal Revenue Code of 1986, or the “Code”, and we expect to qualify as a RIC annually.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a number of significant risks. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, our subsequently filed Quarterly Reports on Form 10-Q, and any subsequent filings we have made or will make with the SEC that are incorporated by reference into this prospectus, together with other information in this prospectus, the documents incorporated by reference herein, and any applicable prospectus supplement or free writing prospectus, including documents incorporated therein, that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also materially and adversely affect our business, financial condition and/or operating results. If any of the following events occur, our business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, the NAV and the trading price of our securities could decline, and an investor may lose all or part of his, her or its investment. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods.

Share Price [Table Text Block]
		Closing Sales Price(2)		Premium (Discount) of High Sales Price to NAV(3)	Premium (Discount) of Low Sales Price to NAV(3)
	NAV(1)	High	Low
Fiscal Year Ending December 31, 2024
Second Fiscal Quarter	$16.85	$16.83	$15.90	-0.1%	-5.6%
First Fiscal Quarter of 2024	$17.16	$16.76	$15.95	-2.3%	-7.1%

(1)      NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)      Closing sales price as provided by the NYSE.

(3)      Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.

Lowest Price or Bid, NAV	[9]						$ 15.95	$ 15.9
Highest Price or Bid, NAV	[9]						$ 16.76	$ 16.83
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]						2.30%	0.10%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]						7.10%	5.60%
Share Prices Not Actual Transactions [Text Block]

Price range of common stock

Our common stock commenced trading on the NYSE under the symbol “PSBD” on January 18, 2024. The following table sets forth, for each fiscal quarter since our common stock commenced trading on the NYSE, (i) the NAV per share of our common stock as of the applicable period end, (ii) the range of high and low closing sales prices of our common stock as reported on the NYSE during the applicable period, and (iii) the closing high and low sales prices as a premium (discount) to NAV during the relevant period.

		Closing Sales Price(2)		Premium (Discount) of High Sales Price to NAV(3)	Premium (Discount) of Low Sales Price to NAV(3)
	NAV(1)	High	Low
Fiscal Year Ending December 31, 2024
Second Fiscal Quarter	$16.85	$16.83	$15.90	-0.1%	-5.6%
First Fiscal Quarter of 2024	$17.16	$16.76	$15.95	-2.3%	-7.1%

(1)      NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)      Closing sales price as provided by the NYSE.

(3)      Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.

On July 22, 2024, the reported closing sales price of our common stock was $16.51 per share. As of June 30, 2024, we had 227 stockholders of record, which did not include stockholders for whom shares are held in “nominee” or “street name”.

Shares of BDCs may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that shares of our common stock will trade at a discount from NAV or at premiums that are unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether the shares offered hereby will trade at, above or below NAV.

NAV Per Share	[11]		$ 17.16				$ 17.16	$ 16.85
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1900 Shawnee Mission Parkway
Entity Address, Address Line Two		Suite 315
Entity Address, City or Town		Mission Woods
Entity Address, State or Province		KS
Entity Address, Postal Zip Code		66205
Contact Personnel Name		Christopher D. Long
Bank of America Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[8]		$ 662,000,000	$ 504,000,000	$ 514,500,000	$ 552,000,000	$ 662,000,000		$ 395,000,000
Senior Securities Coverage per Unit	[12]		$ 1,699.7	$ 1,721.5	$ 1,566.8	$ 1,694.5	$ 1,699.7		$ 1,640.9
Preferred Stock Liquidating Preference	[13]
Senior Securities Average Market Value per Unit	[14]
Wells Fargo Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[8]		$ 136,300,000	$ 136,300,000	$ 126,800,000	$ 100,000,000	$ 136,300,000		$ 0
Senior Securities Coverage per Unit	[12]		$ 1,699.7	$ 1,721.5	$ 1,566.8	$ 1,694.5	$ 1,699.7		$ 1,640.9
Preferred Stock Liquidating Preference	[13]
Senior Securities Average Market Value per Unit	[14]

[1]	In the event that securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus or prospectus supplement will disclose the applicable sales load.
[2]	The prospectus supplement corresponding to each offering will disclose the applicable estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
[3]	Our base management fee is calculated on an annual rate of 1.75% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters.
[4]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of March 31, 2024. For the three months ended March 31, 2024, the weighted average effective interest rate for total outstanding debt was 6.94%. We may borrow additional funds from time to time to make investments based on our Investment Advisor’s assessment of market conditions and other factors at the time of any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act, but we have no intention of doing so in the twelve months following the date of this prospectus.
[5]	The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”
[6]	The amount above reflects the estimated incentive fee based on performance under the terms of the Advisory Agreement. The incentive fee payable to our Investment Advisor will be based on our performance and will not be paid unless we achieve certain goals.
[7]	“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is estimated for the current fiscal year.
[8]	Total amount of each class of senior securities outstanding at the end of the period presented.
[9]	Closing sales price as provided by the NYSE.
[10]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[12]	Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
[13]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
[14]	Not applicable because such senior securities are not registered for public trading.